Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

There were 5,597,861 options outstanding as of December 31, 2020. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Exercise price	$1.75
Expected dividend yield	0%
Risk free interest rate	0.64%-1.61%
Expected life in years	10
Expected volatility	140%-146%

There were 3,835,366 options outstanding as of December 31, 2019. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Exercise price	$1.00 - $1.75
Expected dividend yield	0%
Risk free interest rate	2.09%-2.70%
Expected life in years	10
Expected volatility	137%-140%

Schedule of Share-based Compensation, Stock Options, Activity

The following is an analysis of the stock option grant activity under the Plan:

		Weighted Average	Weighted Average
	Number	Exercise Price	Remaining Life
Stock Options

Outstanding December 31, 2018	3,846,299	$1.36	7.20
Granted	126,567	$1.15	9.20
Expired	(137,500)	$1.75
Outstanding December 31, 2019	3,835,366	$1.34	6.02
Granted	1,762,495	$1.75	8.01
Expired	-	$-
Outstanding December 31, 2020	5,597,861	$1.47	6.48

Schedule of Share-based Compensation Nonvested Shares

A summary of the status of the Company’s nonvested options as of December 31, 2020, and changes during the year ended December 31, 2020, is presented below:

Nonvested Options	Options	Weighted-Average Exercise Price
Nonvested at December 31, 2018	800,210	$1.63
Granted	126,567	$1.15
Vested	(584,895)	$1.46
Forfeited	(137,500)	$1.75
Nonvested at December, 2019	204,382	$1.74
Granted	1,762,495	$1.75
Vested	(1,104,044)	$1.75
Forfeited	-	$-
Nonvested at December 31, 2020	862,833	$1.75

Summary of Warrant Issuances

A summary of warrant issuances are as follows:

		Weighted Average	Weighted Average
	Number	Exercise Price	Remaining Life
Warrants

Outstanding December 31, 2018	3,826,658	$1.05	3.69
Granted	-	-	-
Outstanding December 31, 2019	3,826,658	$1.05	2.69
Granted	180,400	1.25	4.53
Outstanding December 31, 2020	4,007,058	$1.06	1.86